Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, and amortization consisted of the following:

	March 31, 2021	December 31, 2020

Machinery and Equipment	$9,588,000	$8,908,000
Vehicles	71,800	73,500
Furniture and Fixtures	145,300	136,300
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,812,100	9,124,800

Less Accumulated Depreciation	(1,107,200)	(948,800)

Fixed Assets, Net	$8,704,900	$8,176,000

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2020	December 31, 2019

Machinery and Equipment	$8,908,000	$5,654,100
Vehicles	73,500	83,600
Furniture and Fixtures	136,300	54,900
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,124,800	5,799,600

Less Accumulated Depreciation	(948,800)	(727,700)

Fixed Assets, Net	$8,176,000	$5,071,900